ACQUISITIONS - Narrative (Details) € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 01, 2025 USD ($)	Jan. 01, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 19, 2025	Sep. 01, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Fair value movement on contingent consideration				$ 47,678	$ 0	$ 6,939
Contingent consideration			$ 126	126	0
Investing activities				25,783	19,693	4,933
Operating activities				18,590	7,156	$ 2,897
Spotlight.Vegas Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%							100.00%
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders	$ 6,495
Purchase consideration due on first anniversary | €								€ 11,000
Purchase consideration due on second anniversary | €								€ 11,000
Percentage of deferred payments	50.00%							50.00%
Fair value movement on contingent consideration	$ 6,059			778
Acquisition-related costs				$ 556
Revenue of acquiree since acquisition date	1,558	$ 6,171
Goodwill	4,750
Goodwill expected to be deductible for tax purposes	3,320
Contingent consideration, at fair value	$ 904
Spotlight.Vegas Acquisition | Probability Of Obtaining Financial Conditions, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.44		0.486	0.486				0.44
Spotlight.Vegas Acquisition | Maximum | Market Price Of Risk Adjustment For EBITDA, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.182		0.176	0.176				0.182
Spotlight.Vegas Acquisition | Maximum | Probability Of Obtaining Financial Conditions, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.14		0.04	0.04				0.14
Spotlight.Vegas Acquisition | Maximum | Discount rate (10% movement)
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.0896		0.0730	0.0730				0.0896
Spotlight.Vegas Acquisition | Minimum | Market Price Of Risk Adjustment For EBITDA, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.167		0.162	0.162				0.167
Spotlight.Vegas Acquisition | Minimum | Probability Of Obtaining Financial Conditions, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.12		0	0				0.12
Spotlight.Vegas Acquisition | Minimum | Discount rate (10% movement)
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.0891		0.0729	0.0729				0.0891
Spotlight.Vegas Acquisition | Subject to Adjustments
Disclosure of detailed information about business combination [line items]
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders	$ 8,000
OddsJam
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders		$ 63,577
Percentage of deferred payments							70.00%
Fair value movement on contingent consideration				$ (48,456)
Acquisition-related costs				925	$ 1,942
Revenue of acquiree since acquisition date		35,422
Goodwill		$ 57,451
Ordinary shares issued for merger (in shares) | shares		708,178
Additional payment of up to a maximum		$ 60,000
Further potential additional payment		$ 80,000
Option to pay, percentage		50.00%
Contingent consideration, at fair value			$ 40,000	40,000
Contingent and deferred consideration, at fair value		$ 24,771	33,570	33,570
Investing activities			14,980
Operating activities			$ 18,590
Payment for payroll taxes				1,607
Payment for corporate taxes				$ 1,716
OddsJam | Probability Of Obtaining Financial Conditions, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.622
OddsJam | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration, range of outcomes		$ 80,000
OddsJam | Maximum | Market Price Of Risk Adjustment For EBITDA, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.14
OddsJam | Maximum | Probability Of Obtaining Financial Conditions, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.51
OddsJam | Maximum | Discount rate (10% movement)
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.0772
OddsJam | Minimum
Disclosure of detailed information about business combination [line items]
Contingent consideration, range of outcomes		$ 40,000
OddsJam | Minimum | Market Price Of Risk Adjustment For EBITDA, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.131
OddsJam | Minimum | Probability Of Obtaining Financial Conditions, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.29
OddsJam | Minimum | Discount rate (10% movement)
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		0.0758